Multi-Asset Diversified Income Index Fund Expense Example, No Redemption - Multi-Asset Diversified Income Index Fund - Multi-Asset Diversified Income Index Fund	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	449
Expense Example, No Redemption, 10 Years	$ 1,014